                               United States
                    Securities and Exchange Commission
                          Washington, D.C. 20549

                                Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

                                 811-2677

                   (Investment Company Act File Number)

                 Federated Municipal Securities Fund, Inc.
      _______________________________________________________________

            (Exact Name of Registrant as Specified in Charter)

                         Federated Investors Funds
                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire
                         Federated Investors Tower
                            1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
             (Notices should be sent to the Agent for Service)

                  Date of Fiscal Year End: March 31, 2004

        Date of Reporting Period: Fiscal year ended March 31, 2004

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Municipal Securities Fund, Inc.

Established 1976

27TH ANNUAL SHAREHOLDER REPORT

March 31, 2004

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

FINANCIAL STATEMENTS

INDEPENDENT AUDITORS' REPORT

BOARD OF DIRECTORS AND FUND OFFICERS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$10.75	$10.22	$10.45	$ 9.90	$10.87
Income From Investment Operations:
Net investment income	0.43 [1]	0.47 [1]	0.47 [2]	0.47 [1]	0.58
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.08	0.53	(0.23)[2]	0.55	(1.02)

TOTAL FROM INVESTMENT OPERATIONS	0.51	1.00	0.24	1.02	(0.44)

Less Distributions:
Distributions from net investment income	(0.43)	(0.47)	(0.47)	(0.47)	(0.50)
Distributions from net realized gain on investments	--	--	--	--	(0.03)

TOTAL DISTRIBUTIONS	(0.43)	(0.47)	(0.47)	(0.47)	(0.53)

Net Asset Value, End of Period	$10.83	$10.75	$10.22	$10.45	$ 9.90

Total Return[3]	4.88%	9.91%	2.31%	10.60%	(4.01)%

Ratios to Average Net Assets:

Expenses	0.85%	0.85%	0.86%	0.88%	0.92%

Net investment income	4.03%	4.41%	4.52%[2]	4.68%	5.72%

Expense waiver/reimbursement[4]	0.14%	0.14%	0.14%	0.14%	0.14%

Supplemental Data:

Net assets, end of period (000 omitted)	$467,681	$466,097	$450,049	$461,456	$471,475

Portfolio turnover	46%	54%	35%	28%	68%

1 Per share information is based on average shares outstanding.

2 Effective April 1, 2001, the Fund adopted provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on debt securities. For the year ended March 31, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$10.75	$10.22	$10.45	$ 9.90	$10.87
Income From Investment Operations:
Net investment income	0.34 [1]	0.37 [1]	0.38 [2]	0.38 [1]	0.48
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.08	0.53	(0.23) [2]	0.55	(1.01)

TOTAL FROM INVESTMENT OPERATIONS	0.42	0.90	0.15	0.93	(0.53)

Less Distributions:
Distributions from net investment income	(0.34)	(0.37)	(0.38)	(0.38)	(0.41)
Distributions from net realized gain on investments	--	--	--	--	(0.03)

TOTAL DISTRIBUTIONS	(0.34)	(0.37)	(0.38)	(0.38)	(0.44)

Net Asset Value, End of Period	$10.83	$10.75	$10.22	$10.45	$ 9.90

Total Return[3]	3.95%	8.94%	1.41%	9.62%	(4.85)%

Ratios to Average Net Assets:

Expenses	1.74%	1.74%	1.75%	1.77%	1.81%

Net investment income	3.14%	3.52%	3.63%[2]	3.79%	4.68%

Expense waiver/reimbursement[4]	0.00%[5]	--	--	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$60,714	$77,381	$71,429	$71,511	$72,095

Portfolio turnover	46%	54%	35%	28%	68%

1 Per share information is based on average shares outstanding.

2 Effective April 1, 2001, the Fund adopted provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on debt securities. For the year ended March 31, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$10.75	$10.22	$10.45	$ 9.90	$10.87
Income From Investment Operations:
Net investment income	0.34 [1]	0.37 [1]	0.38 [2]	0.38 [1]	0.48
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.08	0.53	(0.23) [2]	0.55	(1.01)

TOTAL FROM INVESTMENT OPERATIONS	0.42	0.90	0.15	0.93	(0.53)

Less Distributions:
Distributions from net investment income	(0.34)	(0.37)	(0.38)	(0.38)	(0.41)
Distributions from net realized gain on investments	--	--	--	--	(0.03)

TOTAL DISTRIBUTIONS	(0.34)	(0.37)	(0.38)	(0.38)	(0.44)

Net Asset Value, End of Period	$10.83	$10.75	$10.22	$10.45	$ 9.90

Total Return[3]	3.95%	8.94%	1.41%	9.63%	(4.85)%

Ratios to Average Net Assets:

Expenses	1.74%	1.74%	1.75%	1.76%	1.80%

Net investment income	3.14%	3.52%	3.63%[2]	3.80%	4.68%

Expense waiver/reimbursement[4]	0.00%[5]	--	--	0.01%	0.01%

Supplemental Data:

Net assets, end of period (000 omitted)	$14,486	$13,324	$9,188	$9,620	$10,601

Portfolio turnover	46%	54%	35%	28%	68%

1 Per share information is based on average shares outstanding.

2 Effective April 1, 2001, the Fund adopted provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on debt securities. For the year ended March 31, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Management's Discussion of Fund Performance

The fund's total return for the 12-month reporting period was 4.88% for Class A Shares, 3.95% for Class B Shares, and 3.95% for Class C Shares. The total return consisted of 4.14%(Class A Shares) and 3.21% (Class B and Class C Shares) of tax-exemptive dividends, and 0.74% (Class A, Class B and Class C Shares) appreciation in the net asset value of the shares. The total return of the Lehman Brothers Municipal Bond Index, the fund's benchmark index, was 5.86% during the 12-month reporting period.

The fund's investment strategy focused on: (a) the effective duration of its portfolio (which indicates the portfolio's sensitivity to changes in interest rates); (b) the selection of securities with different maturities (expressed by a "yield curve" showing the relative yield of similar securities with different maturities); (c) the allocation of the portfolio among securities of similar issuers (referred to as "sectors"); and (d) the credit ratings of portfolio securities (which indicates the risk that securities will default). These were the most significant factors affecting the fund's performance relative to its benchmark index. In addition, the fund's total return reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the Lehman Brothers Municipal Bond Index, the fund's benchmark index.

SECTOR

During the reporting period, as compared to its benchmark index, the fund allocated more of its portfolio to securities issued by the hospitals, industrial development projects, resource recovery and electric power sectors. The fund also allocated less of the portfolio to general obligation bonds issued by cities, states and school districts. These allocations helped the fund's performance due to the higher yields available in the overweighted sectors and the smaller increase in the price of general obligation bonds as compared to other sectors.

CREDIT QUALITY

Credit spreads, or the yield difference between the "AAA" municipal bonds and bonds of lower credit quality and similar maturity, decreased during the reporting period. This decrease in credit spreads was the result of both improving economic activity and the demand for securities with higher yields. Non-investment-grade bonds outperformed the investment-grade portion of the municipal market during the reporting period.1 However, the fund, unlike its benchmark index, concentrated its portfolio in investment-grade securities. As a result, the fund did not participate in the outperformance of lower-quality municipal debt.

1 Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities for default.

MATURITY AND YIELD CURVE

The most attractive segment of the municipal yield curve consisted of bonds with maturities of 10 to 20 years. Concentrated buying of municipal bonds with maturities of 10 to 20 years created increased volatility in the municipal bond market during the reporting period. The fund's concentration on purchasing municipal bonds with maturities of 10 to 20 years during the reporting period generally benefited the fund's performance relative to the Lehman Brothers Municipal Bond Index, the fund's benchmark index. In addition, the relative dearth of municipal debt issued during the reporting period caused municipal bonds to increase in value and helped to improve the fund's performance versus most taxable bond alternatives.

DURATION2

The fund's dollar-weighted average duration during the reporting period was 5.23 years. Duration management is a significant component of the fund's investment strategy. The fund maintained duration close to the Lehman Brothers Municipal Bond Index, the fund's benchmark index, and the fund's peer groups, as interest rates were expected to rise during the reporting period. The neutral duration of the fund did not have a significant impact on the fund's performance. The fund's use of forward-settling municipal interest rate swaps and Treasury futures contracts, which did not perform well, to adjust portfolio duration primarily during the second half of the reporting period contributed to the fund's performance being less than its benchmark index.

2 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.

GROWTH OF A $10,000 INVESTMENT -- CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Municipal Securities Fund, Inc. (Class A Shares) (the "Fund") from March 31, 1994 to March 31, 2004, compared to the Lehman Brothers Municipal Bond Index (LBMB),2 and the Lipper General Municipal Debt Funds Average (LGMFA).3

Average Annual Total Return[4] for the Period Ended 3/31/2004
1 Year	0.13%
5 Years	3.65%
10 Years	4.67%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB and the LGMFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBMB is an unmanaged index comprised of bonds with a minimum credit rating of at least Baa. They must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The index includes both zero coupon bonds and bonds subject to the federal alternative minimum tax. The LBMB is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged.

3 The LGMFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

4 Total return quoted reflects all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Municipal Securities Fund, Inc. (Class B Shares) (the "Fund") from July 26, 1994 (start of performance) to March 31, 2004, compared to the Lehman Brothers Municipal Bond Index (LBMB),2 and the Lipper General Municipal Debt Funds Average (LGMFA).3

Average Annual Total Return[4] for the Period Ended 3/31/2004
1 Year	(1.55)%
5 Years	3.33%
Start of Performance (7/26/1994)	4.38%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemptions over seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB and LFMFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBMB is an unmanaged index comprised of bonds with a minimum credit rating of at least Baa. They must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The index includes both zero coupon bonds and bonds subject to the federal alternative minimum tax. The LBMB is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

3 The LGMFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

4 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Municipal Securities Fund, Inc. (Class C Shares) (the "Fund") from March 31, 1994 (start of performance) to March 31, 2004, compared to the Lehman Brothers Municipal Bond Index (LBMB),2 and the Lipper General Municipal Debt Funds Average (LGMFA).3

Average Annual Total Return[4] for the Period Ended 3/31/2004
1 Year	1.91%
5 Years	3.47%
10 Years	4.13%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. Effective April 1, 2003, the Fund began to charge a maximum sales charge of 1.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB and the LGMFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBMB is an unmanaged index comprised of bonds with a minimum credit rating of at least Baa. They must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The index includes both zero coupon bonds and bonds subject to the federal alternative minimum tax. The LBMB is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

3 The LGMFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

4 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Portfolio of Investments

March 31, 2004

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--98.9%
		Alabama--0.8%
$1,400,000		Camden, AL, IDB, Exempt Facilities Refunding Revenue Bonds (Series 2003A), 6.125% (Weyerhaeuser Co.), 12/1/2024	BBB/NR		$1,514,996
3,000,000		Mobile County, AL IDA, Industrial Development Revenue Bonds (Series 2000), 6.875% TOBs (Ipsco, Inc.), Mandatory Tender 5/1/2010	NR		3,056,010

		TOTAL			4,571,006

		Arkansas--0.2%
1,000,000		Jefferson County, AR, Hospital Revenue Improvement and Refunding Bonds (Series 2001), 5.80% (Jefferson Regional Medical Center)/(Original Issue Yield: 5.90%), 6/1/2021	A/NR		1,073,050

		California--9.1%
6,000,000		California State Department of Veteran Affairs, Home Purpose Revenue Bonds (Series 1997C), 5.50%, 12/1/2019	A/Aa2		6,339,060
2,500,000		California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds (Insured Series), 5.25% (MBIA Insurance Corp. INS), 5/1/2007	AAA/Aaa		2,755,000
2,000,000		California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds (Insured Series), 5.375% (AMBAC INS), 5/1/2018	AAA/Aaa		2,216,680
5,000,000		California State Public Works Board, Lease Revenue Refunding Bonds, (Series A), 5.25% (Trustees of the California State University), 10/1/2015	BBB-/A3		5,323,250
2,000,000		California State, Refunding UT GO Bonds, 5.25%, 10/1/2010	BBB/Baa1		2,225,860
2,000,000		California State, Refunding UT GO Bonds, 5.50%, 10/1/2009	BBB/Baa1		2,249,080
1,500,000		California State, UT GO Bonds, 5.00%, 2/1/2011	BBB/Baa1		1,639,050
1,000,000		California State, UT GO Bonds, 5.00% (AMBAC INS), 2/1/2017	AAA/Aaa		1,084,400
3,250,000		California State, UT GO Bonds, 5.75% (Original Issue Yield: 5.75%), 5/1/2030	BBB/Baa1		3,487,672
2,000,000		California State, Various Purpose GO Bonds, 5.00%, 2/1/2009	BBB/Baa1		2,183,820
2,000,000		California State, Various Purpose UT GO Bonds, 5.25% (Original Issue Yield: 5.32%), 11/1/2025	BBB/Baa1		2,061,420
1,495,000		California Statewide Communities Development Authority, COPs, 6.00% (Sutter Health)/(FSA INS), 8/15/2013	AAA/Aaa		1,731,913
1,930,000		California Statewide Communities Development Authority, COPs, 6.00% (Sutter Health)/(FSA INS), 8/15/2015	AAA/Aaa		2,245,053
4,000,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2002D), 4.35% TOBs (Kaiser Permanente), Mandatory Tender 2/1/2007	A/A3		4,211,920
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		California--continued
$1,000,000		Golden State Tobacco Securitization Corp., CA (Series A-4), 7.80%, 6/1/2042	BBB/Baa2		$1,099,100
3,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2003A-1), 6.75% (Original Issue Yield: 7.00%), 6/1/2039	BBB/Baa2		2,969,760
1,180,000		Los Angeles, CA, Department of Water & Power, Revenue Refunding Bonds, 5.90% (Los Angeles, CA Department of Water & Power (Electric/Power System)), 2/15/2015	AA-/Aa3		1,241,667
2,210,000		Sacramento, CA Municipal Utility District, Electric Revenue Bonds (Series R), 5.00% (MBIA Insurance Corp. INS), 8/15/2011	AAA/Aaa		2,506,560
1,500,000		University of California, General Revenue Bonds (Series A), 5.125% (AMBAC INS), 5/15/2020	AAA/Aaa		1,624,875

		TOTAL			49,196,140

		Colorado--1.6%
2,000,000		Colorado Department of Transportation, Transportation Revenue Anticipation Notes (Series 2001A), 5.50% (MBIA Insurance Corp. INS), 6/15/2016	AAA/Aaa		2,335,760
6,000,000		Denver, CO Convention Center Hotel Authority, Convention Center Hotel Senior Revenue Bonds (Series 2003A), 5.00% (XL Capital Assurance Inc., INS), 12/1/2022	AAA/Aaa		6,321,720

		TOTAL			8,657,480

		Delaware--0.5%
2,500,000		Delaware State, UT GO (Series 2000A), 5.25% (Original Issue Yield: 5.40%), 4/1/2016	AAA/Aaa		2,850,200

		District of Columbia--1.1%
5,000,000		District of Columbia Water & Sewer Authority, Public Utility Revenue Bonds, 5.50% (FSA INS), 10/1/2017	AAA/Aaa		5,785,000

		Florida--3.5%
3,000,000	[2,3]	Capital Trust Agency, FL, Revenue Bonds (Series 2001), 10.00% (Seminole Tribe of Florida Convention and Resort Hotel Facilities), 10/1/2033	NR		3,728,040
4,335,000		Florida State Board of Education Administration, UT GO Capital Outlay Bonds, 9.125% (Florida State)/(Original Issue Yield: 9.173%), 6/1/2014	AA+/Aa2		6,064,015
665,000		Florida State Board of Education Administration, UT GO Capital Outlay Bonds, 9.125% (Florida State)/(United States Treasury COL)/(Original Issue Yield: 9.173%), 6/1/2014	AAA/Aaa		923,865
3,000,000		Florida State, UT GO Bonds, Broward County Expressway Authority, 10.00% (Escrowed In Treasuries LOC)/(Original Issue Yield: 10.105%), 7/1/2014	AAA/Aaa		4,414,290
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Florida--continued
$2,340,000		Leesburg, FL Hospital Authority, Refunding Revenue Bonds (Series 2003A), 5.00% (Leesburg Regional Medical Center), 7/1/2015	A/A3		$2,437,461
1,000,000		Miami-Dade County, FL, Expressway Authority, Toll System Revenue Bonds, 6.00% (FGIC INS), 7/1/2013	AAA/Aaa		1,178,250

		TOTAL			18,745,921

		Georgia--2.6%
1,850,000		Bibb County, GA Development Authority, Revenue Bonds, (Series 1991 IR-1), 4.85% (Temple-Inland, Inc.), 12/1/2009	BBB/NR		1,935,100
6,940,000		Clayton County & Clayton County, GA Water Authority, Revenue Bonds, 5.125% (Original Issue Yield: 5.32%), 5/1/2021	AA/Aa3		7,927,007
2,000,000		Floyd County, GA Development Authority, Environmental Revenue Bonds, 5.70% (Temple-Inland, Inc.), 12/1/2015	NR/Baa3		2,082,000
2,000,000		Savannah, GA, EDA, Revenue Bonds, 6.80% (Savannah College of Art and Design, Inc.), 10/1/2019	NR		2,190,300

		TOTAL			14,134,407

		Illinois--1.3%
3,000,000		Granite City, IL, Disposal Revenue Bonds, 5.00% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2005	BBB/NR		3,096,240
1,010,000		Illinois Finance Authority, Refunding Revenue Bonds (Series 2004A), 5.375% (Depaul University), 10/1/2018	NR/Baa1		1,116,454
2,665,000		Illinois Finance Authority, Refunding Revenue Bonds (Series 2004A), 5.375% (Depaul University), 10/1/2019	NR/Baa1		2,934,192

		TOTAL			7,146,886

		Indiana--2.6%
1,000,000		Indiana Development Finance Authority, Environmental Improvement Revenue Bonds, 5.25% TOBs (Marathon Oil Corp.), Mandatory Tender 12/2/2011	BBB+/Baa1		1,135,870
2,000,000		Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 2004A), 6.25% (Community Foundation of Northwest Indiana), 3/1/2025	NR		2,059,080
1,000,000		Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, 5.25% (Floyd Memorial Hospital, IN)/(Original Issue Yield: 5.50%), 2/15/2022	A/NR		1,022,480
3,415,000		Indiana State HFA, SFM Revenue Bonds (Series A), 5.30% (GNMA Collateralized Home Mortgage Program GTD), 7/1/2022	NR/Aaa		3,604,635
6,000,000		Indianapolis, IN, Airport Authority, Special Facilities Revenue Bonds, 7.10% (FedEx Corp.)/(Original Issue Yield: 7.178%), 1/15/2017	BBB/Baa2		6,220,800

		TOTAL			14,042,865

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Kansas--0.2%
$1,150,000		University of Kansas Hospital Authority, Health Facilities Revenue Bonds, 5.50% (KU Health System)/(Original Issue Yield: 5.62%), 9/1/2022	A-/NR		$1,214,526

		Louisiana--1.7%
6,000,000		De Soto Parish, LA, Environmental Improvement Authority, Revenue Bonds, 7.70% (International Paper Co.), 11/1/2018	BBB/Baa2		6,307,620
3,000,000		St. James Parish, LA, Solid Waste Disposal Revenue Bonds, 7.70% (IMC Phosphates Co.)/(Original Issue Yield: 7.75%), 10/1/2022	NR		3,010,800

		TOTAL			9,318,420

		Maine--0.5%
2,500,000		Portland, ME, General Airport Revenue Bonds (Series 2003A), 5.00% (FSA INS), 7/1/2023	AAA/Aaa		2,623,475

		Massachusetts--4.3%
5,000,000		Commonwealth of Massachusetts, UT GO Bonds (Series 2000B), 6.00%, 6/1/2016	AAA/Aa2		5,912,950
10,000,000		Commonwealth of Massachusetts, UT GO Bonds (Series 2002B), 5.50% (FSA INS), 3/1/2016	AAA/Aaa		11,521,500
1,830,000		Massachusetts Bay Transportation Authority, Special Assessment Bonds, 5.75%, 7/1/2016	AAA/Aa1		2,142,619
170,000		Massachusetts Bay Transportation Authority, Special Assessment Bonds, 5.75%, 7/1/2016	AAA/Aa1		194,837
1,000,000		Massachusetts HEFA, Revenue Bonds (Series 2002D), 6.50% (Milford-Whitinsville Hospital), 7/15/2023	BBB-/Baa2		1,059,560
2,500,000		Massachusetts Water Pollution Abatement Trust Pool, Program Bonds (Series 6), 5.25% (Original Issue Yield: 5.50%), 8/1/2019	AAA/Aaa		2,723,375

		TOTAL			23,554,841

		Michigan--5.7%
2,090,000		Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.), 5/1/2018	BBB/Baa2		2,211,701
3,000,000		Detroit, MI, Sewage Disposal System, Senior Lien Refunding Revenue Bonds (Series 2003A), 5.00% (FSA INS), 7/1/2023	AAA/Aaa		3,157,500
2,780,000		Michigan Municipal Bond Authority, Refunding Revenue Bonds (Series 2002), 5.25% (Drinking Water Revolving Fund), 10/1/2021	AAA/Aaa		3,017,273
2,390,000		Michigan Municipal Bond Authority, Revenue Bonds (Series 2000), 5.875% (Clean Water Revolving Fund), 10/1/2015	AAA/Aaa		2,843,144
2,595,000		Michigan Municipal Bond Authority, Revenue Bonds (Series 2000), 5.875% (Drinking Water Revolving Fund), 10/1/2015	AAA/Aaa		3,087,012
1,250,000		Michigan Public Power Agency, Belle River Project Refunding Revenue Bonds (Series 2002A), 5.00% (MBIA Insurance Corp. INS), 1/1/2006	AAA/Aaa		1,326,712
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Michigan--continued
$1,250,000		Michigan Public Power Agency, Belle River Project Refunding Revenue Bonds (Series 2002A), 5.00% (MBIA Insurance Corp. INS), 1/1/2007	AAA/Aaa		$1,357,000
1,950,000		Michigan State Comprehensive Transportation Board, Revenue Bonds (Series 2002B), 5.25% (FSA INS), 5/15/2020	AAA/Aaa		2,115,418
2,265,000		Michigan State Comprehensive Transportation Board, Revenue Bonds (Series 2002B), 5.25% (FSA INS), 5/15/2021	AAA/Aaa		2,448,986
1,500,000		Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2002A), 6.00% (Oakwood Obligated Group), 4/1/2022	A/A2		1,618,365
2,000,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 2002A), 5.50% (Crittenton Hospital, MI)/(Original Issue Yield: 5.67%), 3/1/2022	A+/A2		2,104,200
2,000,000		Michigan State, Environmental Protection Program UT GO Bonds, 5.25% (Original Issue Yield: 5.34%), 11/1/2018	AA+/Aa1		2,287,260
3,000,000		Michigan State, Refunding UT GO Bonds, 5.00%, 12/1/2008	AA+/Aa1		3,369,240

		TOTAL			30,943,811

		Minnesota--0.6%
2,280,000		St. Paul, MN, Housing & Redevelopment Authority, Hospital Revenue Refunding Bonds (Series A), 6.625% (Healtheast, MN)/(Original Issue Yield: 6.687%), 11/1/2017	BB/Ba2		2,313,995
1,000,000		St. Paul, MN, Housing & Redevelopment Authority, Revenue Bonds (Series 1997A), 5.70% (Healtheast, MN)/(Original Issue Yield: 5.756%), 11/1/2015	BB/Ba2		1,006,730

		TOTAL			3,320,725

		Mississippi--0.7%
3,335,000		Mississippi State, UT GO Bonds, 5.50%, 9/1/2016	AA/Aa3		3,897,348

		Missouri--0.1%
745,000		Kansas City, MO, IDA, MFH Revenue Bonds, 6.70% (Woodbridge Apartments Project), 8/1/2015	NR		706,998

		New Jersey--3.6%
5,000,000		Garden State Preservation Trust, NJ, Revenue Bonds (Series 2003A), 5.25% (FSA INS), 11/1/2011	AAA/Aaa		5,748,700
5,000,000	[2,3]	New Jersey EDA, RITES (PA-1203), 9.04262% (FGIC INS), 6/15/2011	NR		6,203,550
1,100,000		New Jersey EDA, Revenue Refunding Bonds (Series A), 5.75% (Winchester Gardens at Ward Homestead)/(Original Issue Yield: 5.75%), 11/1/2024	NR		1,122,231
5,000,000	[2,3]	New Jersey State Transportation Trust Fund Authority, RITES (PA-1204), 9.5082% (FSA INS), 12/15/2013	NR		6,639,650

		TOTAL			19,714,131

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New York--15.8%
$2,000,000		Hempstead Town, NY, IDA, Civic Facility Revenue Bonds, 5.25% (Hofstra University), 7/1/2018	A/Baa1		$2,152,320
5,000,000	[2,3]	Metropolitan Transportation Authority, NY, RITES (PA-1042R), 9.5082% (MBIA Insurance Corp. INS), 1/1/2010	NR		6,163,800
4,000,000		New York City, NY, Health and Hospitals Corp., Health System Revenue Bonds (Series 2003A), 5.00% (AMBAC INS), 2/15/2011	AAA/Aaa		4,472,520
4,000,000		New York City, NY, IDA, Special Airport Facility Revenue Bonds (Series 2001A), 5.50% (Airis JFK I LLC Project at JFK International)/(Original Issue Yield: 5.65%), 7/1/2028	BBB-/Baa3		3,954,240
5,000,000		New York City, NY, Transitional Finance Authority, Future Tax Secured Revenue Bonds (Series 2000C), 5.50% (Original Issue Yield: 5.68%), 11/1/2020	AA+/Aa2		5,566,850
5,500,000		New York City, NY, UT GO Bonds (Series 2002C), 5.50%, 3/15/2015	A/A2		6,051,430
2,000,000		New York City, NY, UT GO Bonds (Series 2003J), 5.50%, 6/1/2023	A/A2		2,177,740
2,000,000		New York City, NY, UT GO Bonds (Series 2004I), 5.00%, 8/1/2020	A/A2		2,077,600
2,000,000		New York State Dormitory Authority, Court Facilities Lease Revenue Bonds (Series 2003A), 5.25% (New York City, NY), 5/15/2010	A/A3		2,245,740
1,500,000		New York State Dormitory Authority, Insured Revenue Bonds (Series 2003A), 5.00% (New York University)/(MBIA Insurance Corp. INS), 7/1/2011	NR/Aaa		1,697,235
3,000,000		New York State Dormitory Authority, Mental Health Services Facilities Revenue Bonds (Series 2003C-1), 5.00% (New York State), 2/15/2009	AA-/NR		3,331,020
3,000,000		New York State Dormitory Authority, Mental Health Services Facilities Revenue Bonds (Series 2003C-1), 5.00% (New York State), 2/15/2010	AA-/NR		3,339,690
5,000,000		New York State Dormitory Authority, Revenue Bonds (Series 2003A), 5.25% (City University of New York)/(MBIA Insurance Corp. INS), 7/1/2009	AAA/Aaa		5,684,250
2,500,000		New York State Dormitory Authority, Revenue Bonds (Series A), 5.50% (University of Rochester, NY)/(Original Issue Yield: 5.60%), 7/1/2016	A+/A1		2,719,050
5,000,000		New York State Dormitory Authority, Revenue Bonds, 6.00% (State University of New York)/(MBIA Insurance Corp. INS), 5/15/2016	AAA/Aaa		5,875,350
1,510,000		New York State Environmental Facilities Corp., Clean Water & Drinking Revenue Bonds, 5.25%, 6/15/2014	AAA/Aaa		1,705,636
990,000		New York State Environmental Facilities Corp., Clean Water & Drinking Revenue Bonds, 5.25%, 6/15/2014	AAA/Aaa		1,105,830
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New York--continued
$3,000,000		New York State Local Government Assistance Corp., Subordinate Lien Revenue Refunding Bonds (Series 2003A-2), 5.00%, 4/1/2009	AA/A1		$3,351,210
3,315,000		New York State Mortgage Agency, Mortgage Revenue Bonds (Twenty-Ninth Series), 5.40%, 10/1/2022	NR/Aaa		3,502,960
4,000,000		New York State Thruway Authority, Local Highway & Bridge Service Contract Revenue Bonds (Series A-2), 5.375% (New York State)/(MBIA Insurance Corp. INS), 4/1/2016	AAA/Aaa		4,539,360
3,000,000		New York State Urban Development Corp., Correctional and Youth Facilities Revenue Bonds (Series A), 5.25% TOBs (New York State), Mandatory Tender 1/1/2009	AA-/NR		3,333,120
3,000,000		Suffolk County, NY, Water Authority, Waterworks Refunding Revenue Bonds, 6.00% (MBIA Insurance Corp. INS), 6/1/2014	AAA/Aaa		3,652,590
5,320,000		Triborough Bridge & Tunnel Authority, NY, General Purpose Revenue Bonds (Series 1999B), 5.75%, 1/1/2015	AAA/Aa3		6,155,506
1,000,000		United Nations, NY Development Corp., Senior Lien Refunding Revenue Bonds (Series 2004A), 5.25%, 7/1/2021	NR/A3		1,029,540

		TOTAL			85,884,587

		North Carolina--1.4%
3,000,000		North Carolina Eastern Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series D), 5.125% (Original Issue Yield: 5.25%), 1/1/2023	BBB/Baa3		3,042,000
2,000,000		North Carolina HFA, Home Ownership Revenue Bonds (Series 13-A), 5.25%, 1/1/2022	AA/Aa2		2,098,080
2,000,000		North Carolina Municipal Power Agency No. 1, Electric Revenue Bonds (Series 2003A), 5.50% (Catawba Electric), 1/1/2011	BBB+/Baa1		2,245,540

		TOTAL			7,385,620

		Ohio--4.6%
3,000,000		Columbus, OH, UT GO Bonds (Series 2), 5.75%, 6/15/2015	AAA/Aaa		3,494,490
3,000,000		Franklin County, OH, Healthcare Facilities, Refunding Revenue Bonds, 5.50% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 5.64%), 7/1/2017	BBB/NR		3,022,590
3,120,000		Ohio HFA, Residential Mortgage Revenue Bonds (Series 2002A-2), 5.50% (GNMA Collateralized Home Mortgage Program LOC), 9/1/2022	NR/Aaa		3,340,740
4,000,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2002A), 6.00% (Cleveland Electric Illuminating Co.), 12/1/2013	BB+/Baa3		4,149,480
4,135,000		Ohio State, Infrastructure Improvement UT GO Bonds (Series 1999A), 5.75%, 2/1/2017	AA+/Aa1		4,843,739
5,500,000		Ohio State, Infrastructure Improvement UT GO Bonds (Series A), 5.50% (Original Issue Yield: 5.65%), 2/1/2019	AA+/Aa1		6,368,945

		TOTAL			25,219,984

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Oregon--1.2%
$1,500,000		Clackamas County, OR, Hospital Facilities Authority, Revenue Refunding Bonds (Series 2001), 5.25% (Legacy Health System)/(Original Issue Yield: 5.50%), 5/1/2021	AA/Aa3		$1,588,500
4,270,000		Port of Portland, OR, Airport, Refunding Revenue Bonds, 5.375% (FGIC INS), 7/1/2013	AAA/Aaa		4,704,942

		TOTAL			6,293,442

		Pennsylvania--5.3%
2,500,000		Allegheny County, PA, HDA, Health System Revenue Bonds (Series 2000B), 9.25% (West Penn Allegheny Health System)/(Original Issue Yield: 9.70%), 11/15/2030	B/B2		2,769,375
1,280,000		Allegheny County, PA, HDA, Refunding Revenue Bonds (Series 1998A), 5.125% (South Hills Health System)/(Original Issue Yield: 5.40%), 5/1/2029	NR/Baa1		1,109,184
4,000,000	[2,3]	Delaware Valley, PA Regional Finance Authority, RITES (PA-1029), 9.99%, 7/1/2017	NR		5,414,960
2,000,000		Pennsylvania HFA, SFM Revenue Bonds (Series 2002-73A), 5.45%, 10/1/2032	AA+/Aa2		2,102,400
5,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 6.25% (UPMC Health System), 1/15/2016	A/NR		5,616,850
4,850,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2003X), 5.00% (AMBAC INS), 6/15/2011	NR/Aaa		5,477,493
5,500,000		Pennsylvania State IDA, EDRB, 5.50% (AMBAC INS), 7/1/2014	AAA/Aaa		6,291,395

		TOTAL			28,781,657

		Puerto Rico--1.8%
4,500,000		Puerto Rico Electric Power Authority, Revenue Bonds (Series II), 5.25% (XL Capital Assurance, Inc. INS)/(Original Issue Yield: 5.27%), 7/1/2022	AAA/Aaa		4,922,460
4,000,000		Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds (Series A), 5.50% (AMBAC INS), 7/1/2014	AAA/Aaa		4,727,320

		TOTAL			9,649,780

		Rhode Island--0.5%
2,500,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 6.375% (Lifespan Obligated Group)/(Original Issue Yield: 6.58%), 8/15/2021	BBB/Baa2		2,649,300

		South Carolina--0.5%
2,850,000		South Carolina Jobs-EDA, EDRB (Series 2002A), 5.50% (Bon Secours Health System)/(Original Issue Yield: 5.75%), 11/15/2023	A-/A3		2,929,543

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		South Dakota--0.9%
$2,225,000		South Dakota Housing Development Authority, Home Ownership Mortgage Revenue Bonds (Series 2002C), 5.35%, 5/1/2022	AAA/Aa1		$2,344,950
2,500,000		South Dakota Housing Development Authority, Multiple Purpose Revenue Bonds (Series 2002A), 5.15% (FSA INS), 11/1/2020	NR/Aaa		2,650,525

		TOTAL			4,995,475

		Tennessee--4.5%
5,000,000		Memphis, TN, General Improvement UT GO Bonds, 5.25% (Original Issue Yield: 5.41%), 4/1/2016	AA/Aa2		5,510,250
5,515,000		Metropolitan Government Nashville & Davidson County, TN, HEFA, Hospital Revenue Bonds (Series 1998A), 4.90% (Baptist Hospital, Inc. (TN))/(MBIA Insurance Corp. INS), 11/1/2014	AAA/Aaa		6,100,252
3,000,000		Shelby County, TN, Health Education & Housing Facilities Board, Hospital Revenue Bonds, 6.50% (Methodist Healthcare)/(Original Issue Yield: 6.57%), 9/1/2021	A-/Baa1		3,372,780
6,000,000		Shelby County, TN, Public Improvement UT GO School Bonds (Series A), 5.50%, 4/1/2017	AA+/Aa2		6,754,200
2,500,000		Sullivan County, TN, Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont Health System)/(Original Issue Yield: 6.45%), 9/1/2022	BBB+/NR		2,688,550

		TOTAL			24,426,032

		Texas--9.0%
4,600,000		Austin, TX, Electric Utility System, Refunding Revenue Bonds, 5.25% (MBIA Insurance Corp. INS), 11/15/2022	AAA/Aaa		4,964,458
5,000,000		Brazos River Authority, TX, Refunding PCR Bonds (Series 2001C), 5.75% TOBs (TXU Energy), Mandatory Tender 11/1/2011	BBB/Baa2		5,422,300
2,000,000		Comal County, TX, HFDC, Revenue Bonds (Series 2002A), 6.125% (McKenna Memorial Hospital)/(Original Issue Yield: 6.28%), 2/1/2022	BBB/Baa2		2,095,620
2,200,000		Harris County, TX, HFDC, Hospital Revenue Bonds, (Series 1997A), 6.00% (Memorial Hospital System)/(MBIA Insurance Corp. INS), 6/1/2011	AAA/Aaa		2,606,142
4,000,000		Harris County, TX, HFDC, Hospital Revenue Bonds, (Series 1997A), 6.00% (Memorial Hospital System)/(MBIA Insurance Corp. INS), 6/1/2012	AAA/Aaa		4,755,760
600,000		Matagorda County, TX, Navigation District Number One, Collateralized Refunding Revenue Bonds, 5.60% (Centerpoint Energy Houston Electric), 3/1/2027	BBB/Baa2		613,896
2,300,000		Port of Corpus Christi, TX, IDC, Refunding Revenue Bonds (Series C), 5.40% (Valero Energy Corp.), 4/1/2018	BBB/Baa3		2,348,369
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Texas--continued
$2,600,000		Richardson, TX, Hospital Authority, Refunding Revenue Bonds, 6.50% (Baylor/Richardson Medical Center, TX)/(Original Issue Yield: 6.72%), 12/1/2012	BBB/Baa1		$2,656,966
1,000,000		Sam Rayburn, TX, Municpal Power Agency, Refunding Revenue Bonds (Series 2002A), 6.00%, 10/1/2021	BBB-/Baa2		1,066,070
9,035,000		San Antonio, TX, Electric & Gas System, Prerefunded Revenue Bonds (Series 2000), 5.00% (Original Issue Yield: 6.10%), 2/1/2017	NR/Aa1		10,046,920
5,000,000		Texas State Affordable Housing Corp., MFH Revenue Bonds (Series 2002A), 5.40% (American Housing Foundation)/(MBIA Insurance Corp. INS), 9/1/2022	AAA/Aaa		5,355,700
6,000,000		Texas Turnpike Authority, Second Tier BANs (Series 2002), 5.00%, 6/1/2008	AA/Aa3		6,643,740

		TOTAL			48,575,941

		Utah--3.7%
13,500,000		Salt Lake City, UT, Hospital Authority, Hospital Revenue Refunding Bonds (Series A), 8.125% (IHC Hospitals Inc., UT)/(United States Treasury COL)/(Original Issue Yield: 8.17%), 5/15/2015	AAA/NR		17,648,685
2,000,000		Utah County, UT, IDA, Environmental Improvement Revenue Bonds, 5.05% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	BBB+/Baa1		2,214,680

		TOTAL			19,863,365

		Virginia--2.0%
3,000,000		Chesapeake, VA, IDA, PCR Bonds, 5.25% (Virginia Electric & Power Co.), 2/1/2008	BBB+/A3		3,162,720
5,000,000		Richmond, VA, UT GO Bonds, 5.50% (FSA INS)/(Original Issue Yield: 5.58%), 1/15/2018	AAA/Aaa		5,585,800
2,000,000		Virginia Peninsula Port Authority, Coal Terminal Revenue Refunding Bonds (Series 2003), 6.00% (Dominion Terminal Associates Project-Brink's Issue), 4/1/2033	BBB/Baa3		2,099,680

		TOTAL			10,848,200

		Washington--4.4%
5,000,000		Energy Northwest, WA, Electric Refunding Revenue Bonds (Series 2001A), 5.50% (FSA INS), 7/1/2017	AAA/Aaa		5,563,600
4,500,000		Port of Seattle, WA, Subordinate Lien Revenue Bonds (Series 1999A), 5.25% (FGIC INS), 9/1/2021	AAA/Aaa		4,846,815
5,595,000		Washington State Convention & Trade Center, Lease Revenue COPs, 5.125% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.30%), 7/1/2013	AAA/Aaa		6,206,142
6,675,000		Washington State, UT GO Bonds, (Series A), 5.625% (Original Issue Yield: 5.66%), 7/1/2022	AA/Aa1		7,415,992

		TOTAL			24,032,549

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Wisconsin--2.1%
$2,670,000		Wisconsin Housing & EDA, Housing Revenue Bonds (Series 2002C), 5.35% (MBIA Insurance Corp. INS), 11/1/2022	AAA/Aaa		$2,806,570
5,500,000		Wisconsin State HEFA, Refunding Revenue Bonds, 5.75% (Wheaton Franciscan Services)/(Original Issue Yield: 5.96%), 8/15/2025	A/A2		5,875,595
1,000,000		Wisconsin State HEFA, Revenue Bonds, 6.00% (SynergyHealth, Inc.)/(Original Issue Yield: 6.10%), 11/15/2023	BBB+/NR		1,046,810
1,630,000		Wisconsin State HEFA, Revenue Bonds, 6.00% (Agnesian Healthcare, Inc.)/(Original Issue Yield: 6.15%), 7/1/2030	A-/A3		1,715,314

		TOTAL			11,444,289

		Wyoming--0.5%
2,500,000		Lincoln County, WY, PCR Refunding Bonds (Series 1991), 3.40% TOBs (Pacificorp), Mandatory Tender 6/1/2010	A/A3		2,512,250

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $497,205,282)			536,989,244

		SHORT-TERM MUNICIPALS--0.5%
		Puerto Rico--0.5%
2,500,000		Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit Suisse First Boston LIQ)	AAA/Aaa		2,500,000

		Texas--0.0%
300,000		Harris County, TX, HFDC (Series 2002), Daily VRDNs (Methodist Hospital, Harris County, TX)	AA/ NR		300,000

		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)			2,800,000

		TOTAL INVESTMENTS--99.4% (IDENTIFIED COST $500,005,282)[4]			539,789,244

		OTHER ASSETS AND LIABILITIES -- NET--0.6%			3,090,935

		TOTAL NET ASSETS--100%			$542,880,179

Securities that are subject to the federal alternative minimum tax (AMT) represent 10.6% of the portfolio as calculated based upon total portfolio market value. (unaudited)

1 Please refer to the "Investment Ratings" section of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At March 31, 2004, these securities amounted to $28,150,000 which represents 5.2% of total net assets. Included in these amounts are securities which have been deemed liquid (amounting to $28,150,000 and representing 5.2% of total net assets).

3 Denotes a restricted security that has been deemed liquid by criteria approved by the Fund's Board of Directors.

4 The cost of investments for federal tax purposes amounts to $499,966,482.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
BANs	--Bond Anticipation Notes
COL	--Collateralized
COPs	--Certificates of Participation
EDA	--Economic Development Authority
EDRB	--Economic Development Revenue Bond
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MFH	--Multi-Family Housing
PCR	--Pollution Control Revenue
RITES	--Residual Interest Tax-Exempt Securities
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2004

Assets:
Total investments in securities, at value (identified cost $500,005,282)		$539,789,244
Cash		34,663
Income receivable		8,580,416
Receivable for shares sold		372,610

TOTAL ASSETS		548,776,933

Liabilities:
Payable for investments purchased	$4,196,187
Payable for shares redeemed	758,443
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	93,995
Payable for Directors'/Trustees' fees	180
Payable for distribution services fee (Note 5)	48,789
Payable for shareholders services fee (Note 5)	60,502
Income distribution payable	581,759
Payable for variation margin	97,530
Accrued expenses	59,369

TOTAL LIABILITIES		5,896,754

Net assets for 50,107,485 shares outstanding		$542,880,179

Net Assets Consist of:
Paid in capital		$530,136,314
Net unrealized appreciation of investments and futures contracts		39,573,152
Accumulated net realized loss on investments, futures contracts and swap contracts		(28,396,425)
Undistributed net investment income		1,567,138

TOTAL NET ASSETS		$542,880,179

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($467,680,756 ÷ 43,166,674 shares outstanding)		$10.83

Offering price per share (100/95.50 of $10.83)[1]		$11.34

Redemption proceeds per share		$10.83

Class B Shares:
Net asset value per share ($60,713,531 ÷ 5,603,796 shares outstanding)		$10.83

Offering price per share		$10.83

Redemption proceeds per share (94.50/100 of $10.83)[1]		$10.23

Class C Shares:
Net asset value per share ($14,485,892 ÷ 1,337,015 shares outstanding)		$10.83

Offering price per share (100/99.00 of $10.83)[1]		$10.94

Redemption proceeds per share (99.00/100 of $10.83)[1]		$10.72

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended March 31, 2004

Investment Income:
Interest			$27,551,728

Expenses:
Investment adviser fee (Note 5)		$2,934,173
Administrative personnel and services fee (Note 5)		435,595
Custodian fees		39,838
Transfer and dividend disbursing agent fees and expenses (Note 5)		409,904
Directors'/Trustees' fees		14,094
Auditing fees		16,372
Legal fees		7,015
Portfolio accounting fees (Note 5)		142,336
Distribution services fee--Class B Shares (Note 5)		530,134
Distribution services fee--Class C Shares (Note 5)		112,718
Shareholder services fee--Class A Shares (Note 5)		1,198,046
Shareholder services fee--Class B Shares (Note 5)		176,711
Shareholder services fee--Class C Shares (Note 5)		37,573
Share registration costs		86,741
Printing and postage		57,373
Insurance premiums		2,412
Taxes		43,539
Miscellaneous		11,273

TOTAL EXPENSES		6,255,847

Waivers (Note 5):
Waiver of administrative personnel and services fee	$(8,476)
Waiver of shareholder services fee--Class A Shares	(670,905)

TOTAL WAIVERS		(679,381)

Net expenses			5,576,466

Net investment income			21,975,262

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts:
Net realized gain on investments			6,994,801
Net realized loss on swap contracts			(3,472,340)
Net realized loss on futures contracts			(1,647,094)
Net change in unrealized appreciation of investments and futures contracts			2,759,183

Net realized and unrealized gain on investments, futures contracts and swap contracts			4,634,550

Change in net assets resulting from operations			$26,609,812

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended March 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$21,975,262	$23,815,547
Net realized gain on investments, future contracts and swap contracts	1,875,367	7,893,012
Net change in unrealized appreciation/depreciation of investments, future contracts and swap contracts	2,759,183	20,000,257

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	26,609,812	51,708,816

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(19,267,922)	(20,792,539)
Class B Shares	(2,215,590)	(2,646,660)
Class C Shares	(470,319)	(378,006)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(21,953,831)	(23,817,205)

Share Transactions:
Proceeds from sale of shares	181,324,375	195,996,778
Net asset value of shares issued to shareholders in payment of distributions declared	14,425,142	15,322,075
Cost of shares redeemed	(214,326,935)	(213,075,196)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(18,577,418)	(1,756,343)

Change in net assets	(13,921,437)	26,135,268

Net Assets:
Beginning of period	556,801,616	530,666,348

End of period (including undistributed net investment income of $1,567,138 and $1,555,086, respectively)	$542,880,179	$556,801,616

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2004

1. ORGANIZATION

Federated Municipal Securities Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to provide for its shareholders a high level of current income which is exempt from federal regular income tax.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Futures Contracts

The Fund purchases bond index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a bond index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the year ended March 31, 2004, the Fund had a net realized loss on futures contracts of $(1,647,094).

At March 31, 2004, the Fund had the following open futures contracts:

Expiration Date	Contracts to Receive	Position	Unrealized Depreciation
June 2004	200 U.S. Treasury 10 Year Note Futures	Short	$(210,810)

Swap Contracts

The Fund may enter into swap contracts. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When a swap contract is closed, the Fund recognizes a realized gain or loss. The swap contracts entered into by the Fund are on a forward settling basis. For the year ended March 31, 2004, the Fund had a net realized loss on swap contracts of $(3,472,340).

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Fund uses swaps for hedging purposes to reduce its exposure to interest rate fluctuations.

At March 31, 2004, the Fund had no open swap contracts.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

At March 31, 2004, par values shares ($0.01 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A	375,000,000
Class B	250,000,000
Class C	375,000,000
TOTAL	1,000,000,000

Transactions in capital stock were as follows:

Year Ended March 31	2004		2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	15,563,709	$167,534,965	16,107,021	$170,940,088
Shares issued to shareholders in payment of distributions declared	1,206,976	13,005,200	1,301,313	13,843,882
Shares redeemed	(16,981,214)	(183,050,516)	(18,048,551)	(192,498,203)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(210,529)	$(2,510,351)	(640,217)	$(7,714,233)

Year Ended March 31	2004		2003
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	699,029	$7,560,522	1,880,272	$19,999,426
Shares issued to shareholders in payment of distributions declared	102,567	1,104,607	116,349	1,238,321
Shares redeemed	(2,398,897)	(25,801,861)	(1,781,697)	(18,929,112)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(1,597,301)	$(17,136,732)	214,924	$2,308,635

Year Ended March 31	2004		2003
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	576,375	$6,228,888	475,116	$5,057,264
Shares issued to shareholders in payment of distributions declared	29,280	315,335	22,518	239,872
Shares redeemed	(508,562)	(5,474,558)	(156,370)	(1,647,881)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	97,093	$1,069,665	341,264	$3,649,255

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,710,737)	$(18,577,418)	(84,029)	$(1,756,343)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for accretion/amortization tax elections on fixed income securities.

For the year ended March 31, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income	Accumulated Net Realized Gains
$(9,379)	$9,379

Net investment income, net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended March 31, 2004 and 2003 was as follows:

	2004	2003
Tax-exempt income	$21,953,830	$23,817,205

As of March 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$2,148,898

Net unrealized appreciation	$39,822,762

Capital loss carryforward	$26,494,843

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to the amortization/accretion tax elections on fixed income securities, and marking to market open futures contracts for federal income tax purposes.

At March 31, 2004, the cost of investments for federal tax purposes was $499,966,482. The net unrealized appreciation of investments for federal tax purposes, excluding any unrealized appreciation/depreciation resulting from futures contracts was $39,822,762. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $40,187,603 and net unrealized depreciation from investments for those securities having an excess of cost over value of $364,841.

At March 31, 2004, the Fund had a capital loss carryforward of $26,494,843 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$25,844,128

2009	$ 650,715

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of March 31, 2004, for federal income tax purposes, post October losses of $2,151,192 were deferred to April 1, 2004.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to: (a) 0.30% of the average daily net assets of the Fund; and (b) 4.50% of the gross income of the Fund, excluding capital gains or losses. The adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntary choose to waive any portion of its fee. FAS can modify or terminate this voluntarily waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended March 31, 2004 the fees paid to FAS and FServ were $174,556 and $252,563, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the year ended March 31, 2004, FSC retained $28,654 in sales charges from the sale of Class A Shares. FSC also retained $15,220 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $105,896, after voluntary waiver, if applicable.

Interfund Transactions

During the year ended March 31, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $310,980,000 and $344,639,256, respectively.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended March 31, 2004, were as follows:

Purchases	$253,008,356

Sales	$261,201,067

7. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

At March 31, 2004, 100% represents the portion of distributions from net investment income which is exempt from federal income tax, other than alternative minimum tax.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF FEDERATED MUNICIPAL SECURITIES FUND, INC.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Municipal Securities Fund, Inc. (the "Fund"), as of March 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Municipal Securities Fund, Inc. at March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
May 10, 2004

Board of Directors and Fund Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Corporation comprises one portfolio and the Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Fund Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: September 1976

Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: December 1986

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: August 1987

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: July 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: July 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: February 1984

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: September 1976	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: January 1985

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT Began serving: November 1998

Mary Jo Ochson has been the Fund's Portfolio Manager since May 1996. Ms. Ochson was named Chief Investment Officer of tax-exempt fixed income products in 2004 and is a Vice President of the Fund. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Federated Investors
World-Class Investment Manager

Federated Municipal Securities Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313913105
Cusip 313913204
Cusip 313913303

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

8042830 (5/04)

Item 2.     Code of Ethics

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards  for  Investment  Companies - Ethical
Standards for Principal  Executive and Financial  Officers") that applies to the registrant's  Principal Executive Officer and Principal  Financial Officer;  the
registrant's Principal Financial Officer also serves as the Principal Accounting
Officer.

The registrant  hereby  undertakes to provide any person,  without charge,  upon request,  a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400,  and ask for a copy of the Section 406
Standards for Investment  Companies - Ethical Standards for Principal  Executive
and Financial Officers.

Item 3.     Audit Committee Financial Expert

The  registrant's  Board has  determined  that each member of the Board's  Audit
Committee is an "audit committee financial expert," and that each such member is
"independent,"  for purposes of this Item. The Audit  Committee  consists of the following  Board members:  Thomas G. Bigley,  John T. Conroy,  Jr.,  Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

     (a)  Audit Fees billed to the  registrant  for the two most  recent  fiscal years:

                  Fiscal year ended 2004 - $16,484
                  Fiscal year ended 2003 - $16,000

(b)  Audit-Related  Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0
                  Fiscal year ended 2003 - $0
      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)  Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0
                  Fiscal year ended 2003 - $0
      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)  All Other Fees  billed to the  registrant  for the two most  recent  fiscal years:

                  Fiscal year ended 2004 - $0
                  Fiscal year ended 2003 - $0
      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

     (e)(1)Audit  Committee  Policies  regarding  Pre-approval of Services.  The
Audit  Committee  is  required  to  pre-approve  audit  and  non-audit  services performed by the  independent  auditor in order to assure that the  provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval,  it will require specific pre-approval by the Audit Committee. Any proposed services exceeding  pre-approved  cost levels will require  specific  pre-approval by the
Audit Committee.

     Certain services have the general pre-approval of the Audit Committee.  The term of the general  pre-approval  is 12 months  from the date of  pre-approval, unless the Audit Committee  specifically  provides for a different  period.  The
Audit  Committee  will annually  review the services that may be provided by the independent  auditor  without  obtaining  specific  pre-approval  from the Audit
Committee  and may  grant  general  pre-approval  for such  services.  The Audit
Committee  will revise the list of general  pre-approved  services  from time to time, based on subsequent determinations.  The Audit Committee will not delegate its  responsibilities  to  pre-approve  services  performed  by the  independent auditor to management.

     The Audit Committee has delegated  pre-approval  authority to its Chairman.
The Chairman will report any  pre-approval  decisions to the Audit  Committee at its next scheduled  meeting.  The Committee  will designate  another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

     The annual Audit services  engagement terms and fees will be subject to the specific  pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

     In addition to the annual Audit services engagement  specifically  approved by the Audit Committee,  the Audit Committee may grant general  pre-approval for other Audit Services, which are those services that only the independent auditor reasonably  can provide.  The Audit  Committee  has  pre-approved  certain Audit services,  all other Audit  services must be  specifically  pre-approved  by the
Audit Committee.

AUDIT-RELATED SERVICES

     Audit-related   services  are  assurance  and  related  services  that  are reasonably  related to the  performance  of the audit or review of the Company's financial  statements  or that are  traditionally  performed by the  independent auditor.  The Audit  Committee  believes  that the  provision  of  Audit-related services does not impair the  independence of the auditor,  and has pre-approved certain  Audit-related  services,  all  other  Audit-related  services  must  be specifically pre-approved by the Audit Committee.

TAX SERVICES

     The Audit Committee  believes that the independent  auditor can provide Tax services to the Company  such as tax  compliance,  tax  planning  and tax advice without impairing the auditor's independence.  However, the Audit Committee will not  permit the  retention  of the  independent  auditor  in  connection  with a transaction  initially  recommended by the independent  auditor,  the purpose of which may be tax  avoidance  and the tax treatment of which may not be supported in the Internal  Revenue Code and related  regulations.  The Audit Committee has pre-approved certain Tax services,  all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

     With  respect to the  provision  of services  other than  audit,  review or attest services the pre-approval requirement is waived if:

(1)  The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues  paid by the  registrant,  the registrant's adviser (not including any sub-adviser whose role is primarily portfolio  management  and is  subcontracted  with or  overseen  by another investment  adviser),  and any entity controlling,  controlled by, or under common control with the investment  adviser that provides  ongoing services to the  registrant  to its  accountant  during the fiscal year in which the services are provided;

(2)  Such  services  were not  recognized by the  registrant,  the  registrant's adviser (not including any  sub-adviser  whose role is primarily  portfolio management  and is  subcontracted  with or overseen  by another  investment adviser),  and any  entity  controlling,  controlled  by,  or under  common control with the investment  adviser that provides  ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)  Such services are promptly  brought to the attention of the Audit Committee of the  issuer and  approved  prior to the  completion  of the audit by the
     Audit  Committee or by one or more members of the Audit  Committee  who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

     The Audit  Committee may grant general  pre-approval  to those  permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

     The SEC's rules and relevant  guidance should be consulted to determine the precise  definitions of prohibited  non-audit  services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

     Pre-approval  fee levels for all services to be provided by the independent auditor  will be  established  annually  by the Audit  Committee.  Any  proposed services exceeding these levels will require specific  pre-approval by the Audit
Committee.

PROCEDURES

     Requests or applications to provide services that require specific approval by the Audit  Committee  will be  submitted  to the Audit  Committee by both the independent  auditor  and  the  Principal  Accounting  Officer  and/or  Internal
Auditor,  and must include a joint  statement as to whether,  in their view, the
request  or  application   is  consistent   with  the  SEC's  rules  on  auditor
independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d)
that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:
            4(b)
                  Fiscal year ended 2004 - 0%
                  Fiscal year ended 2003 - 0%
            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
            ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
            of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(c)
                  Fiscal year ended 2004 - 0%
                  Fiscal year ended 2003 - 0%
            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
            ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
            of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(d)
                  Fiscal year ended 2004 - 0%
                  Fiscal year ended 2003 - 0%
            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
            ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
            of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)  NA

(g)  Non-Audit  Fees  billed  to the  registrant,  the  registrant's  investment adviser,  and certain entities  controlling,  controlled by or under common control with the investment  adviser that provides  ongoing services to the registrant:

                  Fiscal year ended 2004 - $289,595
                  Fiscal year ended 2003 - $247,380

(h)  The  registrant's  Audit  Committee  has  considered  that the provision of non-audit  services  that were  rendered to the  registrant's  adviser (not including any sub-adviser whose role is primarily portfolio  management and is subcontracted with or overseen by another investment  adviser),  and any entity  controlling,  controlled  by,  or  under  common  control  with the investment  adviser that provides  ongoing  services to the registrant that were not  pre-approved  pursuant to  paragraph  (c)(7)(ii)  of Rule 2-01 of
     Regulation S-X is compatible with  maintaining  the principal  accountant's independence.

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as defined in rule  30a-3(d)  under the Act),  or the  internal control over financial  reporting of its service  providers during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 11.    Exhibits

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Municipal Securities Fund, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        May 24, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        May 24, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        May 24, 2004